Acquisitions and Disposals of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of SABMiller Purchase Consideration

The SAB purchase consideration is calculated as follows:

	Newbelco number of shares	Newbelco valuation in million pound sterling	Newbelco valuation in million euro

Tender offer	102 890 758 014	46 301	52 522
Converted to restricted shares	60 385 979 086	29 099	33 009	(i)

	163 276 737 100	75 400	85 531

Total equity value at offer in million euro			85 531
Purchase from option holders			5

Total equity value in million euro			85 536
Total equity value in million US dollar			95 288
Foreign exchange hedges and other			7 848	(ii)

Purchase consideration			103 136
Add: fair market value of total debt assumed			11 870
Less: total cash acquired			(1 198)

Gross purchase consideration			113 808

Notes

(i)	The Restricted Share valuation is based on the valuation of the Newbelco shares that were not tendered into the Belgian Offer and has regard to the share price of former AB InBev of the day of the closing of the combination with SAB, adjusted for the specificities of the Restricted Shares in line with fair value measurement rules under IFRS.
(ii)	During 2015 and 2016, the company entered into derivative foreign exchange forward contracts, as well as other non-derivative items also documented in a hedge accounting relationship, in order to economically hedge against exposure to changes in the U.S. dollar exchange rate for the cash component of the purchase consideration in pound sterling and South African rand. Although these derivatives and non-derivative items were considered to be economic hedges, only a portion of such derivatives could qualify for hedge accounting under IFRS rules. Since inception of the derivative contracts in 2015 and upon the completion of the combination with SAB, 12.3 billion US dollar negative mark-to-market adjustment related to such hedging were recognized cumulatively over 2015 and 2016, of which 7.4 billion US dollar qualified for hedge accounting and was, accordingly, allocated as part of the consideration paid. The settlement of the portion of the derivatives that did not qualify as hedge accounting was classified as cash flow from financing activities in the consolidated cash flow statement.

Summary of Provisional and Final Purchase Price Allocation of SAB Business with Adjustments being Retrospectively Applied

The following table summarizes the provisional and final purchase price allocation of the SAB business with adjustments being retrospectively applied as of 10 October 2016:

Million US dollar	Provisional fair values Reported 2016	Adjustments	Fair values Adjusted 2016

Non-current assets
Property, plant and equipment	9 060	(1 303)	7 757
Intangible assets	20 040	221	20 261
Investment in associates	4 386	—	4 386
Investment securities	21	—	21
Deferred tax assets	179	—	179
Derivatives	579	—	579
Trade and other receivables	59	—	59

Current assets
Inventories	977	(24)	953
Income tax receivable	189	—	189
Derivatives	60	—	60
Trade and other receivables	1 257	(39)	1 218
Cash and cash equivalents	1 410	—	1 410
Assets held for sale	24 805	19	24 824

Non-current liabilities
Interest-bearing loans and borrowings	(9 021)	—	(9 021)
Employee benefits	(195)	—	(195)
Deferred tax liabilities	(5 801)	2 983	(2 818)
Derivatives	(24)	—	(24)
Trade and other payables	(146)	12	(134)
Provisions	(688)	62	(626)

Current liabilities
Bank overdraft	(212)	—	(212)
Interest-bearing loans and borrowings	(2 849)	—	(2 849)
Income tax payable	(4 310)	77	(4 233)
Derivatives	(156)	—	(156)
Trade and other payables	(3 520)	—	(3 520)
Provisions	(847)	(330)	(1 177)

Net identified assets and liabilities	35 253	1 677	36 930

Non-controlling interests	(6 200)	—	(6 200)

Goodwill on acquisition	74 083	(1 677)	72 406

Purchase consideration	103 136	—	103 136

Summary of Impact of Acquisitions and Disposals on Consolidated Statements

The table below summarizes the impact of acquisitions on the Statement of financial position and cash flows of AB InBev for 31 December 2017 and 31 December 2016:

Million US dollar	2017 Acquisitions	2016 Acquisitions	2017 Disposal	2016 Disposal

Non-current assets
Property, plant and equipment	169	286	—	(115)
Intangible assets	417	679	—	—
Investments in associates	—	62	—	—
Deferred tax assets	—	4	—	—
Employee benefits	—	3	—	—
Trade and other receivables	1	—	—	—

Current assets
Inventories	9	41	—	(17)
Trade and other receivables	20	28	—	(4)
Cash and cash equivalents	5	45	—	(75)
Assets held for sale	27	—	—	—

Non-current liabilities
Interest-bearing loans and borrowings	(1)	(109)	—	—
Employee benefits	—	(1)	—	—
Deferred tax liabilities	(74)	(11)	—	6
Trade and other payables	—	—	—	10

Current liabilities
Interest-bearing loans and borrowings	—	(3)	—	—
Trade and other payables	(24)	(72)	—	41

Net identifiable assets and liabilities	549	952	—	(156)

Non-controlling interest	(114)	(14)	—	—

Goodwill on acquisitions and goodwill disposed of	398	803	—	(187)
Loss/(gain) on disposal	—	—	(42)	(406)
Prior year payments	—	(143)	—	—
Consideration to be paid	(375)	(365)	—	—
Net cash paid on prior years acquisitions	136	34	—	(5)

Consideration paid/(received)	594	1 267	(42)	(754)

Cash (acquired)/ disposed of	(5)	(45)	—	75

Net cash outflow / (inflow)	589	1 222	(42)	(679)